Employee benefit plans	12 Months Ended
Dec. 31, 2010
Compensation and Retirement Disclosure [Abstract]
Compensation and Employee Benefit Plans [Text Block]
Note 12:  Employee benefit plans

The Company has adopted an Employee Stock Ownership Plan. However, as of December 31, 2010, the Plan had not been funded nor submitted to the Internal Revenue Service for approval.  The Company has a 401(k) Plan, but no employer contributions have been made to date.